Share Capital - Summary of Options Outstanding (Details)		12 Months Ended
		Apr. 30, 2024 shares $ / shares		Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares	Apr. 30, 2022 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 7.17
Remaining life (year)		3 years 5 months 19 days
Options outstanding		1,521,367		1,521,367	1,884,428	1,624,150
Unvested		460,595		460,595
Vested		1,060,772		1,060,772
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		1 year 4 months 2 days
Options outstanding		220,000		220,000
Unvested		0		0
Vested		220,000		220,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		1 year 8 months 8 days
Options outstanding		158,000		158,000
Unvested		0		0
Vested		158,000		158,000
Option Expiry Date May 9, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	May 9, 2026
Exercise price | (per share)		$ 6.89	[1]	$ 7.72
Remaining life (year)	[1]	1 year 8 months 4 days
Options outstanding	[1]	5,650		5,650
Unvested	[1]	0		0
Vested	[1]	5,650		5,650
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 7.94
Remaining life (year)		2 years 8 months 8 days
Options outstanding		235,000		235,000
Unvested		0		0
Vested		235,000		235,000
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		2 years 8 months 15 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		3 years 14 days
Options outstanding		72,000		72,000
Unvested		0		0
Vested		72,000		72,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	February 19, 2027
Exercise price | $ / shares	[2]	$ 5.61
Remaining life (year)	[2]	2 years 9 months 21 days
Options outstanding	[2]	7,265		7,265
Unvested	[2]	0		0
Vested	[2]	7,265		7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	February 19, 2028
Exercise price | $ / shares	[2]	$ 5.61
Remaining life (year)	[2]	3 years 9 months 21 days
Options outstanding	[2]	475,452		475,452
Unvested	[2]	158,484		158,484
Vested	[2]	316,968		316,968
Option Expiry Date January 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 19, 2034
Exercise price | (per share)		$ 2.03	[3]	$ 1.48
Remaining life (year)	[3]	4 years 8 months 23 days
Options outstanding	[3]	240,000		240,000
Unvested	[3]	217,778		217,778
Vested	[3]	22,222		22,222
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	January 4, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	8 years 8 months 8 days
Options outstanding	[4]	8,000		8,000
Unvested	[4]	5,667		5,667
Vested	[4]	2,333		2,333
Option Expiry Date January 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	January 23, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	8 years 8 months 26 days
Options outstanding	[4]	8,000		8,000
Unvested	[4]	5,667		5,667
Vested	[4]	2,333		2,333
Option Expiry Date March 1, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	March 1, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	8 years 10 months 2 days
Options outstanding	[4]	8,000		8,000
Unvested	[4]	6,000		6,000
Vested	[4]	2,000		2,000
Option Expiry Date March 15, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	March 15, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	8 years 10 months 17 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	3,000		3,000
Vested	[4]	1,000		1,000
Option Expiry Date April 2, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	April 2, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	8 years 11 months 4 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	May 8, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 10 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0
Option Expiry Date May 23, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	May 23, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 25 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	June 11, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 1 month 13 days
Options outstanding	[4]	8,000		8,000
Unvested	[4]	8,000		8,000
Vested	[4]	0		0
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	August 8, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 3 months 10 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	November 13, 2033
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 6 months 18 days
Options outstanding	[4]	8,000		8,000
Unvested	[4]	8,000		8,000
Vested	[4]	0		0
Option Expiry Date January 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	January 1, 2034
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 8 months 4 days
Options outstanding	[4]	12,000		12,000
Unvested	[4]	12,000		12,000
Vested	[4]	0		0
Option Expiry Date February 1, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	February 1, 2034
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 9 months 3 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	February 19, 2034
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 9 months 21 days
Options outstanding	[4]	12,000		12,000
Unvested	[4]	12,000		12,000
Vested	[4]	0		0
Option Expiry Date February 20, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	February 20, 2034
Exercise price | $ / shares	[4]	$ 2.01
Remaining life (year)	[4]	9 years 9 months 25 days
Options outstanding	[4]	4,000		4,000
Unvested	[4]	4,000		4,000
Vested	[4]	0		0

[1]	Exercise price of U.S.$7.72. The figure in the table above is translated at the April 30, 2024 rate.
[2]	Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2024 rate.
[3]	Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2024 rate.
[4]	Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2024 rate.